SCOPE OF CONSOLIDATION - Assets Held For Sale (Details) - USD ($) $ in Millions	1 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents	$ 2,574	$ 2,501	$ 4,002	$ 3,893
Trade accounts receivable and other	3,863	2,974
Inventories	17,986	14,734
Prepaid expenses and other current assets	1,931	1,665
Total current assets	26,745	22,247
Property, plant and equipment	36,971	34,831
Other assets	2,234	1,353
Total non-current assets	58,552	52,895
Total assets	85,297	75,142
Short-term debt and current portion of long-term debt	2,785	1,885
Trade accounts payable and other	13,428	11,633
Accrued expenses and other liabilities	4,505	3,943
Total current liabilities	21,410	18,115
Long-term debt, net of current portion	10,143	11,789
Total non-current liabilities	23,032	24,702
Total liabilities	$ 44,442	42,817
Frydek Místek
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Disposal groups classified as held for sale
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		13
Trade accounts receivable and other	$ 23	57
Inventories	46	39
Prepaid expenses and other current assets		5
Total current assets	69	114
Property, plant and equipment	110	131
Other assets		14
Total non-current assets	110	145
Total assets	179	259
Short-term debt and current portion of long-term debt		2
Trade accounts payable and other	22	49
Accrued expenses and other liabilities	7	12
Total current liabilities	29	63
Long-term debt, net of current portion		7
Long-term provisions	21	25
Total non-current liabilities	21	32
Total liabilities	50	95
Disposal groups classified as held for sale | Frydek Místek
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Trade accounts receivable and other	0
Inventories	25
Total current assets	25
Property, plant and equipment	34
Total non-current assets	34
Total assets	59
Trade accounts payable and other	5
Accrued expenses and other liabilities	2
Total current liabilities	7
Long-term provisions	4
Total non-current liabilities	4
Total liabilities	11
Disposal groups classified as held for sale | Steelton
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		0
Trade accounts receivable and other	23	18
Inventories	21	15
Prepaid expenses and other current assets		0
Total current assets	44	33
Property, plant and equipment	76	76
Other assets		0
Total non-current assets	76	76
Total assets	120	109
Short-term debt and current portion of long-term debt		0
Trade accounts payable and other	17	9
Accrued expenses and other liabilities	5	2
Total current liabilities	22	11
Long-term debt, net of current portion		0
Long-term provisions	17	20
Total non-current liabilities	17	20
Total liabilities	$ 39	31
Disposal groups classified as held for sale | AMTBA
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		13
Trade accounts receivable and other		24
Inventories		18
Prepaid expenses and other current assets		4
Total current assets		59
Property, plant and equipment		55
Other assets		12
Total non-current assets		67
Total assets		126
Short-term debt and current portion of long-term debt		2
Trade accounts payable and other		30
Accrued expenses and other liabilities		4
Total current liabilities		36
Long-term debt, net of current portion		7
Long-term provisions		0
Total non-current liabilities		7
Total liabilities		43
Disposal groups classified as held for sale | Downstream Solutions Europe
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		0
Trade accounts receivable and other		15
Inventories		6
Prepaid expenses and other current assets		1
Total current assets		22
Property, plant and equipment		0
Other assets		2
Total non-current assets		2
Total assets		24
Short-term debt and current portion of long-term debt		0
Trade accounts payable and other		10
Accrued expenses and other liabilities		6
Total current liabilities		16
Long-term debt, net of current portion		0
Long-term provisions		5
Total non-current liabilities		5
Total liabilities		$ 21